Interest income and finance expense	12 Months Ended
Dec. 31, 2025
Finance Expense
Interest income and finance expense	5. Interest income and finance expense

Accounting policy
Interest income comprises interest income on cash deposits, rehabilitation obligation funds, the S45X grant receivable, the right of recovery asset and other assets. Interest income is recognised using the effective interest method. Interest income on funds specifically borrowed for the purpose of constructing a qualifying asset is offset against the related interest expense capitalised to the relevant item.
Finance expense comprises interest on borrowings, lease liabilities, environmental rehabilitation obligation, occupational healthcare obligation, deferred payment, deferred revenue, deferred consideration, Marikana dividend obligation and other interest and is offset by borrowing costs capitalised on qualifying assets where applicable.
Interest payable on borrowings is recognised in profit or loss over the term of the borrowings using the effective interest method. Cash flows from interest paid are classified under operating activities in the statement of cash flows.
The difference between interest income and finance expense in this note and the statement of cash flows is due to the exclusion of the non-cash items.

5.1  Interest income

Figures in million – SA rand	Note	2025	2024	2023
Interest received on cash deposits		849	882	998
Interest received on rehabilitation obligation funds	20	417	404	339
Interest on S45X credit		273	—	—
Interest on right of recovery asset		—	—	25
Other		29	51	7
Total interest income		1,568	1,337	1,369
5.2  Finance expense

Figures in million – SA rand	Notes	2025	2024	2023
Interest charge on:
Borrowings (interest)	27	(1,793)	(1,946)	(1,192)
Borrowings (unwinding of amortised cost)	27	(640)	(688)	(359)
Lease liabilities	28	(39)	(34)	(43)
Environmental rehabilitation obligation	29.1	(984)	(966)	(758)
Occupational healthcare obligation	30	(34)	(38)	(70)
Deferred payment (related to the Rustenburg operation acquisition)		—	—	(85)
Deferred revenue[1]	31	(1,121)	(371)	(327)
Deferred consideration (related to Pandora acquisition)	21.2	—	—	(3)
Marikana dividend obligation	21.2	(85)	(188)	(236)
Other		(304)	(340)	(226)
Total finance expense		(5,000)	(4,571)	(3,299)
1For the year ended 31 December 2025, interest expense includes non-cash interest of R993 million (2024: R291 million, 2023: R299 million) relating to the Wheaton Stream and from 2025, also the Franco-Nevada Stream. Although there is no cash financing cost related to these arrangements, IFRS 15 requires the Group to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations (see note 31 for more information relating to the streaming transactions)
Net interest paid
The table below provides a summary of the cash interest paid and received:

Figures in million – SA rand	2025	2024	2023
Interest paid[1]	(2,337)	(2,101)	(1,304)
Interest received[2]	849	882	998
Net interest paid	(1,488)	(1,219)	(306)
1Interest paid primarily consist of accrued interest paid on borrowed funds (see note 27) and lease liabilities
2Interest received primarily consists of interest on cash deposits